Cover	12 Months Ended
Jan. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Red Metal Resources Ltd. (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended January 31, 2022 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on May 31, 2022. The Company is filing this Amendment No. 1 solely to file Exhibit 101, which was not included in the Original 20-F, in accordance with Rule 405 of Regulation S-T. Exhibit 101 contains interactive data files in Inline eXtensible Business Reporting Language (iXBRL).
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jan. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--01-31
Entity File Number	000-52055
Entity Registrant Name	RED METAL RESOURCES LTD.
Entity Central Index Key	0001358654
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1130 West Pender Street
Entity Address, Address Line Two	Suite 820
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A4
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	51,557,959
Auditor Firm ID	1173
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	102-278 Bay St.
Entity Address, City or Town	Thunder Bay
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	P7B 1R8
Country Region	1
City Area Code	866
Local Phone Number	907.5403
Contact Personnel Name	Caitlin Jeffs
Phone Fax Number Description	604-684-0517